Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash flows from operating activities:
Net income	$ 24,956	$ 1,940,236	$ 548,595
Adjustments to reconcile net income to net cash provided by (used for) operations:
Deferred income tax provision (benefit)	22,424	(1,166,417)	19,612
Depreciation and amortization of property, equipment and leasehold improvements	68,059	78,975	61,946
Other amortization	27,174	25,755	24,431
Share-based compensation	23,264	4,260	11,106
Excess tax benefit from exercise of stock options	(242)	(189)	(15)
Provision for doubtful accounts	750	3,003	2,615
Net securities (gains) losses	(641,476)	(179,494)	21,106
(Income) losses related to associated companies	612,362	(375,021)	(805,803)
Distributions from associated companies	39,716	454,094	36,692
Net (gains) losses related to real estate, property and equipment, and other assets	(95,687)	(320,274)	46,074
Income related to Fortescue's Pilbara project, net of proceeds received	(24,222)	22,887	(66,079)
Bargain purchase gain related to Keen			(49,345)
Common shares received in connection with lawsuit resolution			(15,222)
(Gain) loss on buyback of debt	6,352	5,138	(6,693)
Loss on debt conversion			25,990
(Gain) loss on disposal of discontinued operations	(9,669)	(60,997)
Change in estimated litigation reserve	(2,241)	14,099
Pension plan settlement charge		12,728
Investments classified as trading, net			(1,132)
Net change in:
Restricted cash	1,601	(473)	(115)
Trade, notes and other receivables	92	(11,496)	14,222
Prepaids and other assets	(7,248)	(3,470)	11,679
Trade payables and expense accruals	(7,418)	36,608	(13,778)
Other liabilities	(34,459)	(29,603)	358
Deferred revenue	(476)	(16,972)	(16,670)
Income taxes payable	6,091	(466)	17,462
Other	(619)	(1,645)	(434)
Net cash provided by (used for) operating activities	9,084	431,266	(133,398)
Net cash flows from investing activities:
Acquisition of property, equipment and leasehold improvements	(38,586)	(44,344)	(23,566)
Acquisitions of and capital expenditures for real estate investments	(8,032)	(8,173)	(10,095)
Proceeds from disposals of real estate, property and equipment, and other assets	26,434	155,961	26,158
Proceeds from (payments related to) disposal of discontinued operations, net of expenses and cash of operations sold	10,922	59,380
Acquisitions, net of cash acquired	(1,019,041)	(11,261)	(3,134)
Proceeds from lawsuits and other settlements		3,565	9,500
Net change in restricted cash	10,519	717	655
Advances on notes and other receivables	(4,511)	(8,595)	(4,172)
Collections on notes, loans and other receivables	19,392	22,062	28,835
Investments in associated companies	(700,624)	(322,730)	(282,271)
Capital distributions and loan repayment from associated companies	323,936	503,519	105,735
Purchases of investments (other than short-term)	(3,532,925)	(1,779,821)	(2,235,140)
Proceeds from maturities of investments	506,061	284,873	344,724
Proceeds from sales of investments	4,227,660	939,821	2,114,177
Other	3,498	(3,692)	565
Net cash provided by (used for) investing activities	(175,297)	(208,718)	71,971
Net cash flows from financing activities:
Issuance of debt, net of issuance costs	93,116	211,695	50,122
Reduction of debt	(144,558)	(94,999)	(42,966)
Purchase of interest in subsidiary by noncontrolling interest	7,500
Premium paid on debt conversion			(25,990)
Issuance of common shares	7,126	11,295	958
Purchase of common shares for treasury	(155)	(18)
Excess tax benefit from exercise of stock options	242	189	15
Dividends paid	(61,146)	(60,952)
Other	(8,762)	(2,546)	(4,087)
Net cash provided by (used for) financing activities	(106,637)	64,664	(21,948)
Net increase (decrease) in cash and cash equivalents	(272,850)	287,212	(83,375)
Cash and cash equivalents at January 1, including cash classified as current assets of discontinued operations	441,340	154,128	237,503
Cash and cash equivalents at December 31, including cash classified as current assets of discontinued operations	168,490	441,340	154,128
Supplemental disclosures of cash flow information:
Interest	112,771	123,857	129,598
Income tax payments (refunds), net	26,175	22,227	(4,364)
Non-cash financing activities:
Issuance of common shares for debt conversion			$ 123,529